Offerings - Offering: 1	Oct. 17, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	1,207,398
Proposed Maximum Offering Price per Unit | $ / shares	2.89
Maximum Aggregate Offering Price	$ 3,489,380
Fee Rate	0.01381%
Amount of Registration Fee	$ 482
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock, par value $0.0001 per share (“Common Stock”), of Tharimmune, Inc. (the “Registrant”) that become issuable under the Registrant’s Amended and Restated 2023 Omnibus Equity Incentive Plan (the “Amended and Restated 2023 Plan”), by reason of any stock dividend, stock split, recapitalization or other similar transaction that increases the number of the outstanding shares of the Registrant’s common stock. In addition, pursuant to Rule 416(c) under the Securities Act, this Registration Statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plan described herein.Estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act, and based on the average of the high and low sale price of the Registrant’s Common Stock, as quoted on The Nasdaq Capital Market on October 13, 2025, which date is within five business days prior to the filing of this Registration Statement.